UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     August 13, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $ 22,038,675(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3D SYSTEMS CORP			     COM	88554D205    11024   322910  SH 	SOLE		    243810	  0    79100
ALEXION PHARMACEUTICALS INC	     COM	015351109   967163  9739804  SH 	SOLE		   6897594	  0  2842210
ALLERGAN			     COM	018490102   666263  7197399  SH 	SOLE		   5084946	  0  2112453
AMAZON.COM			     COM	023135106  1673772  7329854  SH 	SOLE		   5189384	  0  2140470
ANSYS INC	 		     COM	03662Q105    11527   182655  SH 	SOLE		    138455	  0    44200
APPLE				     COM	037833100  2069926  3544393  SH 	SOLE		   2515596	  0  1028797
ARM HOLDINGS PLC - ADR		     ADR	042068106    13167   553485  SH 	SOLE		    419385	  0   134100
ASML ADR			     ADR	N07059186   732893 14253072  SH 	SOLE		  10069352	  0  4183720
ATHENAHEALTH, INC		     COM	04685W103   251601  3177989  SH 	SOLE		   2234199	  0   943790
BAIDU INC - ADR			     ADR	056752108    10458    90955  SH 	SOLE		     75455	  0    15500
BIOMARIN PHARMACEUTICAL INC.	     COM	09061G101    64209  1622250  SH 	SOLE		   1121750	  0   500500
CERNER CORP	                     COM	156782104   384395  4650318  SH 	SOLE		   3291938	  0  1358380
CISCO SYSTEMS	                     COM	17275R102      240    14000  SH 	SOLE		      7500	  0     6500
COACH, INC.			     COM	189754104   517662  8851948  SH 	SOLE		   6246421	  0  2605527
CONCUR TECHNOLOGIES INC		     COM	206708109    15203   223244  SH 	SOLE		    178460	  0    44784
F5 NETWORKS INC		  	     COM	315616102   470606  4726856  SH 	SOLE		   3361900	  0  1364956
FACEBOOK INC - A		    CL A	30303M102   362235 11649292  SH 	SOLE		   8186230	  0  3463062
FMC TECHNOLOGIES		     COM	30249U101   479634 12226208  SH 	SOLE		   8631542	  0  3594666
GOOGLE				    CL A	38259P508  1408621  2428364  SH 	SOLE		   1723085	  0   705279
INTERCONTINENTAL EXCHANGE	     COM	45865V100   586730  4314826  SH 	SOLE		   3041965	  0  1272861
INTUITIVE SURGICAL		     COM	46120E602   585616  1057469  SH 	SOLE		    748735	  0   308734
IPG PHOTONICS CORP		     COM	44980X109    11489   263560  SH 	SOLE		    199660	  0    63900
LAS VEGAS SANDS		       	     COM	517834107   578753 13307716  SH 	SOLE		   9440631	  0  3867085
MERCADOLIBRE			     ADR	58733R102   107512  1418365  SH 	SOLE		   1010675	  0   407690
NATIONAL OILWELL VARCO		     COM	637071101   570071  8846533  SH 	SOLE		   6256203	  0  2590330
NETFLIX INC			     COM	64110L106   270342  3947464  SH 	SOLE		   2778906	  0  1168558
NETSUITE INC			     COM	64118Q107    22532   411400  SH 	SOLE		    323900	  0    87500
NEW ORIENTAL EDUCATION ADR	     ADR	647581107    58817  2400695  SH 	SOLE		   1674395	  0   726300
NIKE				     COM	654106103   611180  6962632  SH 	SOLE		   4912312	  0  2050320
PRAXAIR, INC.			     COM	74005P104   697472  6414718  SH 	SOLE		   4533944	  0  1880774
PRICELINE.COM INC		     COM	741503403   748810  1126843  SH 	SOLE		    795517	  0   331326
QUALCOMM			     COM	747525103  1055292 18952799  SH 	SOLE		  13443347	  0  5509452
REGENERON PHARMACEUTICALS	     COM	75886F107   701545  6142048  SH 	SOLE		   4343813	  0  1798235
SALESFORCE.COM			     COM	79466L302  1422791 10290694  SH 	SOLE		   7298424	  0  2992270
SCHLUMBERGER			     COM	806857108   646948  9966842  SH 	SOLE		   7058240	  0  2908602
SOUTHWESTERN ENERGY COMPANY	     COM	845467109   337282 10563184  SH 	SOLE		   7483074	  0  3080110
STARBUCKS			     COM	855244109   614678 11528086  SH 	SOLE		   8192756	  0  3335330
VISA INC			     COM	92826C839  1742380 14093502  SH 	SOLE		  10002450	  0  4091052
WW GRAINGER INC			     COM	384802104   557837  2916949  SH 	SOLE		   2070989	  0   845960









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